Share Option and Warrant Reserves (Details 2)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Share Option and Warrant Reserves
Number of share options outstanding Beginning of the year	6,751,997	8,141,004
Number of share options granted	3,430,000	1,405,000
Number of share options exercised		5,834
Number of share options expired	608,237	1,685,048
Number of share options forfeited	693,436	1,103,125
Number of share options outstanding end of the year	8,880,324	6,751,997
Weighted average exercise price outstanding Beginning of the year	$ 2.00	$ 2.67
Weighted average exercise price granted	1.00	1.03
Weighted average exercise price exercised		0.86
Weighted average exercise price expired	4.65	3.62
Weighted average exercise price forfeited	1.77	2.04
Weighted average exercise price outstanding end of the year	$ 1.44	$ 2.00